SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
     Pre-Effective Amendment No. _____
     Post-Effective Amendment No. 10 File No. 2-33980              X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
     Amendment No. 10 File No. 811-6067                            X

                        DIMENSIONAL INVESTMENT GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

     1299 Ocean Avenue, 11th Floor, Santa Monica CA                90401
     (Address of Principal Executive Office)                (Zip Code)

     Registrant's Telephone Number, including Area Code      (310) 395-8005

     Irene R. Diamant, Vice President and Secretary, DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective (check appropriate box):

     _X_  Immediately upon filing pursuant to paragraph (b) of Rule 485.

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 25, 1995, Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year which ended November 30, 1994. This amendment is filed for the purpose of registering an additional number of shares pursuant to Section 24(e)(1).

        Calculation of Registration Fee Under the Securities Act of 1933
                            Proposed maxi-   Proposed maxi-
Title of secur-  Amount     mum offering     mum aggregate    Amount of
ities being      being        price            offering      registration
registered*    registered    per unit*           price            fee**

                                              $251,862,352    $50,372.47



  * The title and number of shares of each series being registered herein, and the public offering price per share of each as of the close of business on November 15, 1995 appears in the table on the following page.

 ** The registration fee has been computed at 1/50th of one percent in accordance with Section 6(b) as in effect on November 17, 1995.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                   Table of securites titles and amounts

                                                Public         Aggregate
                                             Offering Price     Offering
Title                    Number of shares      Per Share         Price


The DFA 6-10 Institu-         146,522        $12.96         $1,898,930
  tional Portfolio Shares

The DFA International         154,631         10.40         $1,608,164
  Value Portfolio Shares

U.S. Large Cap Value          328,757         12.57         $4,132,477
  Portfolio II Shares

U.S. Small Cap Value          415,812         12.14         $5,047,953
  Portfolio II Shares

DFA International             531,989          9.91         $5,272,011
  Value Portfolio II Shares

DFA One-Year Fixed              5,152        101.50           $522,893
  Income Portfolio II Shares

DFA International          12,157,849         10.80       $131,304,770
  Value Portfolio III Shares

The U.S. Large Cap          7,937,415         12.86       $102,075,154
  Value Portfolio III Shares                             ______________
                                                          $251,862,352

                                 PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (b). Exhibits:

          10. Opinion of counsel as to the legality of the shares registered herewith, and consent to the use thereof

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 16th day of November, 1995.

                         DIMENSIONAL INVESTMENT GROUP INC.

                         By:  David G. Booth*
                              David G. Booth
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date

                              Director and
David G. Booth*               Chairman-Chief           November 16, 1995
David G. Booth                Executive Officer

                              Director and
Rex A. Sinquefield*           Chairman-Chief           November 16, 1995
Rex A. Sinquefield            Investment Officer

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       November 16, 1995
Michael T. Scardina           and Vice President

George M. Constantinides*     Director                 November 16, 1995
George M. Constantinides

John P. Gould*                Director                 November 16, 1995
John P. Gould

Roger G. Ibbotson*            Director                 November 16, 1995
Roger G. Ibbotson

Merton H. Miller*             Director                 November 16, 1995
Merton H. Miller

Myron S. Scholes*             Director                 November 16, 1995
Myron S. Scholes

*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney previously filed on October 3, 1994, with the SEC as Exhibit 17 to Post-Effective Amendment No. 31 to the Registration Statement of DFA Investment Dimensions Group Inc. (File No. 2-73948)).

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 16th day of November, 1995.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              David G. Booth
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date

                              Trustee and
David G. Booth*               Chairman-Chief           November 16, 1995
David G. Booth                Executive Officer

                              Trustee and
Rex A. Sinquefield*           Chairman-Chief           November 16, 1995
Rex A. Sinquefield            Investment Officer

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       November 16, 1995
Michael T. Scardina           and Vice President

George M. Constantinides*     Trustee                  November 16, 1995
George M. Constantinides

John P. Gould*                Trustee                  November 16, 1995
John P. Gould

Roger G. Ibbotson*            Trustee                  November 16, 1995
Roger G. Ibbotson

Merton H. Miller*             Trustee                  November 16, 1995
Merton H. Miller

Myron S. Scholes*             Trustee                  November 16, 1995
Myron S. Scholes


*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney filed on August 2, 1994 with the SEC as
Exhibit 17(ii) to the Registration Statement of Dimensional Investment Group Inc. (File No. 33-33980).)

                          EXHIBIT INDEX


EXHIBIT NO.                   DESCRIPTION

24(b)(10)        Opinion of Counsel as to the legality of the
                 shares registered herewith and consent to the use thereof